Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions			12 Months Ended
		Jul. 30, 2019	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares		Mar. 31, 2020 CNY (¥) ¥ / shares shares		Mar. 31, 2019 CNY (¥) ¥ / shares shares		Jul. 29, 2019
Earnings per share/ADS
Ratio of share subdivision		8
ADS ratio		8	8	8		8				1
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic			¥ 150,308	$ 22,941		¥ 149,263		¥ 87,600
Dilution effect arising from share-based awards issued by subsidiaries and equity method investees | ¥			(55)			(48)		(42)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥			¥ 150,253			¥ 149,215		¥ 87,558
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	[1]		21,619	21,619		21,017		20,640
Adjustments for dilutive RSUs and share options (million shares)			363	363		329		348
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	[1]		21,982	21,982		21,346		20,988
Net income per ordinary share - basic (RMB) (Note) | (per share)	[1]		¥ 6.95	$ 1.06		¥ 7.10		¥ 4.24
Net income per ordinary share - diluted (RMB) | (per share)			6.84	1.04	[1]	6.99	[1]	4.17	[1]
Earnings per ADS
Net income per ADS - basic (RMB) | (per share)			55.63	8.49		56.82		33.95
Net income per ADS - diluted (RMB) | (per share)			¥ 54.70	$ 8.35		¥ 55.93		¥ 33.38

[1]	Basic and diluted earnings per share and the number of shares for the years ended March 31, 2019 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).